2 Significant accounting policies (Details)								12 Months Ended
		Aug. 13, 2019	May 09, 2019	Apr. 03, 2019	Dec. 05, 2018	May 30, 2018	May 27, 2018	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Afya Participacoes S.A (Afya Brazil) [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								Afya Participações S.A (Afya Brazil)
Principal activities								Holding
Location								Nova Lima - MG
Investment type								Subsidiary
Direct and indirect interest								100.00%		100.00%		100.00%
Instituto Tocantinense Presidente Antonio Carlos Porto S.A. - Itpac Porto Nacional [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								Instituto Tocantinense Presidente Antônio Carlos Porto S.A. - ITPAC Porto Nacional
Principal activities								Undergraduate and graduate degree programs
Location								Porto Nacional - TO
Investment type								Subsidiary
Direct and indirect interest								100.00%		100.00%		100.00%
Instituto Tocantinense Presidente Antonio Carlos S.A. - ITPAC Araguaina [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								Instituto Tocantinense Presidente Antônio Carlos S.A. - ITPAC Araguaina
Principal activities								Undergraduate and graduate degree programs
Location								Araguaína - TO
Investment type								Subsidiary
Direct and indirect interest								100.00%		100.00%		100.00%
Uniao Educacional Do Vale Do Aco S.A. - UNIVACO [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								União Educacional do Vale do Aço S.A. – UNIVAÇO
Principal activities								Undergraduate programs
Location								Ipatinga - MG
Investment type								Subsidiary
Direct and indirect interest								100.00%		76.00%		76.00%
IPTAN - Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. ("IPTAN") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								IPTAN - Instituto de Ensino Superior Presidente Trancredo de Almeida Neves S.A. (“IPTAN”)
Principal activities								Undergraduate and graduate degree programs
Location								São João Del Rei - MG
Investment type								Subsidiary
Direct and indirect interest								100.00%		100.00%
Instituto De Educacao Superior Do Vale Do Parnaiba S.A. ("IESVAP") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)
Principal activities								Undergraduate and graduate degree programs
Location								Parnaíba - PI
Investment type								Subsidiary
Direct and indirect interest								80.00%		80.00%
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)
Principal activities								Medicine undergraduate degree program
Location								Itajubá - MG
Investment type								Subsidiary
Direct and indirect interest						60.00%		60.00%		60.00%
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name	[1]							Instituto de Ensino Superior do Piauí S.A. (”IESP”)
Principal activities	[1]							Undergraduate and graduate degree programs
Location	[1]							Teresina - PI
Investment type	[1]							Subsidiary
Direct and indirect interest							80.00%	100.00%	[1]	80.00%	[1]		[1]
RD Administracao E Participacoes Ltda. [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								RD Administração e Participações Ltda.
Principal activities								Holding
Location								Pato Branco - PR
Investment type								Subsidiary
Direct and indirect interest								100.00%		100.00%
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name								FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)
Principal activities								Undergraduate and graduate degree programs
Location								Pato Branco - PR
Investment type								Subsidiary
Direct and indirect interest					100.00%			100.00%		100.00%
CBB Web Servicos E Transmissoes Online S.A. ("CBBW") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name	[2]							CBB Web Serviços e Transmissões Online S.A. (“CBBW”)
Principal activities	[2]							Medical education courses and online platform
Location	[2]							São Paulo- SP
Investment type	[2]							Subsidiary
Direct and indirect interest	[2]							100.00%
Medcel Editora E Eventos S.A. ("MEDCEL") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name	[2]							Medcel Editora e Eventos S.A. (“Medcel”)
Principal activities	[2]							Medical education content
Location	[2]							São Paulo- SP
Investment type	[2]							Subsidiary
Direct and indirect interest	[2]							100.00%
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name	[2]							Instituto Educacional Santo Agostinho S.A. (“FASA”) **
Principal activities	[2]							Undergraduate and graduate degree programs
Location	[2]							Montes Claros - MG
Investment type	[2]							Subsidiary
Direct and indirect interest				90.00%				100.00%	[2]		[2]		[2]
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name	[2]							Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”) **
Principal activities	[2]							Post-graduate
Location	[2]							Belo Horizonte - MG
Investment type	[2]							Subsidiary
Direct and indirect interest			100.00%					100.00%	[2]		[2]		[2]
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name	[3]							Instituto Paraense de Educação e Cultura Ltda. (IPEC)
Principal activities	[3]							Undergraduate and graduate degree programs
Location	[3]							Marabá - PA
Investment type	[3]							Subsidiary
Direct and indirect interest		100.00%						100.00%	[3]		[3]		[3]
Uniao Educacional Do Planalto Central S.A. ("UEPC") [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Name	[4]							União Educacional do Planalto Central S.A. (“UEPC”)
Principal activities	[4]							Undergraduate and graduate degree programs
Location	[4]							Brasília - DF
Investment type	[4]							Associate
Direct and indirect interest	[4]							30.00%

[1]	See Note 17 for further details on the acquisition of minority interest during 2019.
[2]	See Note 5 for further details on the business combinations during 2019.
[3]	See Note 12 for further details on the acquisition of assets related to licenses with indefinite useful life in 2019.
[4]	See Note 10 for further details on the acquisition of associate.